OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER ACCOUNTS PAYABLE

	December 31,	December 31,
	2024	2023

Employees and government authorities	$874	$1,005
Receipts on account of shares	-	1,119
Accrued expenses	-	150
Related parties (note 30)	44	103
Other	-	157
	$918	$2,534